Investment Objectives and Goals	Mar. 30, 2026
XETFs NVDA DailyYield ETF
Prospectus [Line Items]
Risk/Return [Heading]	XETFs NVDA DailyYield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The xETFs NVDA Daily Income ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of the common stock of Nvidia Corporation (Nasdaq: NVDA) (“NVDA”), while seeking to generate income through a daily synthetic covered call strategy.

XETFs MSTR DailyYield ETF
Prospectus [Line Items]
Risk/Return [Heading]	XETFs MSTR DailyYield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The xETFs MSTR Daily Income ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of the common stock of Strategy Inc. (Nasdaq: MSTR) (“MSTR”), while seeking to generate income through a daily synthetic covered call strategy.

XETFs BMNR DailyYield ETF
Prospectus [Line Items]
Risk/Return [Heading]	XETFs BMNR DailyYield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The xETFs BMNR Daily Income ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of the common stock of BitMine Immersion Technologies, Inc. (NYSE: BMNR) (“BMNR”), while seeking to generate income through a daily synthetic covered call strategy.

XETFs HOOD DailyYield ETF
Prospectus [Line Items]
Risk/Return [Heading]	XETFs HOOD DailyYield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The xETFs HOOD Daily Income ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of the common stock of Robinhood Markets Inc. (Nasdaq: HOOD) (“HOOD”), while seeking to generate income through a daily synthetic covered call strategy.

XETFs PLTR DailyYield ETF
Prospectus [Line Items]
Risk/Return [Heading]	XETFs PLTR DailyYield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The xETFs PLTR Daily Income ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of the common stock of Palantir Technologies Inc. (Nasdaq: PLTR) (“PLTR”), while seeking to generate income through a daily synthetic covered call strategy.

XETFs TSLA DailyYield ETF
Prospectus [Line Items]
Risk/Return [Heading]	XETFs TSLA DailyYield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The xETFs TSLA Daily Income ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of the common stock of Tesla, Inc. (Nasdaq: TSLA) (“TSLA”), while seeking to generate income through a daily synthetic covered call strategy.

XETFs COIN DailyYield ETF
Prospectus [Line Items]
Risk/Return [Heading]	XETFs COIN DailyYield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The xETFs COIN Daily Income ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of the common stock of Coinbase Global, Inc. (Nasdaq: COIN) (“COIN”), while seeking to generate income through a daily synthetic covered call strategy.